Restructuring and Other Liabilities	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring and Other Liabilities

10. Restructuring and Other Liabilities

RESTRUCTURING

Restructuring provisions are made on a case-by-case basis and primarily include severance costs incurred in connection with headcount reductions and plant consolidations. The Company expects to finance restructuring programs over the next several years through cash generated from its ongoing operations or through cash available under its existing credit facilities. The Company does not expect that the execution of these programs will have an adverse impact on its liquidity position. Restructuring activities relates mainly to the Passive Safety segment. The changes in the employee-related reserves have been charged against Other income (expense), net in the Consolidated Statements of Net Income.

2016

In 2016, the employee-related restructuring provisions, made on a case-by-case basis, and cash payments related mainly to headcount reductions in high-cost countries in Europe and Korea. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2015 to December 31, 2016.

	December 31 2015	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2016
Restructuring employee-related	$87.7	$26.2	$(2.8)	$(73.0)	$(1.0)	$37.1
Other	0.2	0.5	(0.0)	(0.0)	(0.3)	0.4

Total reserve	$87.9	$26.7	$(2.8)	$(73.0)	$(1.3)	$37.5

2015

In 2015, the employee-related restructuring provisions, made on a case-by-case basis, and cash payments related mainly to headcount reductions in high-cost countries in Europe. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2014 to December 31, 2015.

	December 31 2014	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2015
Restructuring employee-related	$79.6	$82.6	$(2.9)	$(63.4)	$(8.2)	$87.7
Other	0.2	0.2	(0.0)	(0.2)	0.0	0.2

Total reserve	$79.8	$82.8	$(2.9)	$(63.6)	$(8.2)	$87.9

2014

In 2014, the employee-related restructuring provisions, made on a case-by-case basis, and cash payments related mainly to headcount reductions in high-cost countries in Europe. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2013 to December 31, 2014.

	December 31 2013	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2014
Restructuring employee-related	$93.9	$42.6	$(2.3)	$(44.2)	$(10.4)	$79.6
Other	0.3	0.2	(0.0)	(0.3)	0.0	0.2

Total reserve	$94.2	$42.8	$(2.3)	$(44.5)	$(10.4)	$79.8